Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data

24. Unaudited Quarterly Financial Data

Unaudited summarized financial data by quarter for the years ended December 31, 2013 and 2012 is presented in the table below. The Company’s unaudited quarterly results of operations are affected, significantly in some periods, by our business acquisitions. See Note 4.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
2013
Sales	$3,185	$3,192	$2,996	$3,256
Operating income	313	307	314	324
Income from continuing operations	194	186	208	199
Net income attributable to L-3	193	185	204	196
Basic EPS(1) (2)	2.14	2.06	2.28	2.23
Diluted EPS(1) (2)	2.11	2.03	2.23	2.17

2012
Sales	$3,160	$3,143	$3,283	$3,560
Operating income	325	331	331	364
Income from continuing operations	187	191	195	215
Net income attributable to L-3	201	205	192	212
Basic EPS from continuing operations(1)	1.88	1.97	2.01	2.28
Diluted EPS from continuing operations(1)	1.86	1.94	1.98	2.25
Basic EPS(1)	2.03	2.11	2.00	2.28
Diluted EPS(1)	2.01	2.08	1.97	2.25

(1)	EPS in each quarter is computed using the weighted-average number of shares outstanding during that quarter, while EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ EPS may not equal the full year computed EPS.
(2)	EPS and EPS from continuing operations are the same in 2013.